INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2016
INVENTORIES [Abstract]
Schedule of Inventories
	As of December 31,
	2015	2016
	RMB	RMB
Raw materials	530,073,129	943,958,480
Work-in-progress	591,775,978	809,571,580
Finished goods	2,081,475,935	2,719,984,637
Total	3,203,325,042	4,473,514,697